Details of Significant Accounts - Revenue, alternative disaggregation of revenue and contract assets - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
AR/AI cloud solutions	$ 8,549	$ 9,622